Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets and liabilities
Schedule of financial assets

	December 31,		December 31,
	2022		2021
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Interest rate cap	US$	1,585	US$	1,398
Total derivative financial assets	US$	1,585	US$	1,398

Presented on the consolidated statements of financial position as follows:
Current	US$	—	US$	—
Non-current	US$	1,585	US$	1,398

Schedule of short-term and long-term debt

		December 31,		December 31,
		2022		2021
I.	Revolving line of credit with Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander (“Santander”) and Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”), in U.S. dollars, to finance pre-delivery payments, maturing on October 31, 2022, bearing annual interest rate at LIBOR plus a spread of 260 basis points.	US$	—	US$	171,771

II.	In June 2019 the Company issued in the Mexico market Asset backed trust notes (“CEBUR”), in Mexican pesos, maturing on June 20th, 2024 bearing annual interest rate at TIIE plus 175 basis points.		38,737		60,728

III.	In October 2021 the Company issued in the Mexico market a second tranche of its Asset backed trust notes (“CEBUR”), in Mexican pesos, maturing on October 20th, 2026 bearing annual interest rate at TIIE plus 200 basis points.		77,473		72,874

IV.	In December 2019, the Company entered into a short-term working capital facility with Banco Sabadell S.A., Institucion de Banca Multiple (“Sabadell”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus a spread of 300 basis points. In December 2021, the Company renewed this working capital facility, bearing annual interest rate at TIIE 28 days plus a 240 basis points.		10,330		—

V.	Revolving credit line with Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander (“Santander”) and Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”), in U.S. dollars, to finance pre-delivery payments, maturing on June 8, 2027, bearing annual interest rate at the three-month SOFR plus a spread of 298 basis points.		38,635		—

VI.	Pre-delivery payments financing with JSA International U.S. Holdings, LLC, with maturity on November 30, 2025, bearing annual interest SOFR plus a spread of 300 basis points.		27,962		—

VII.	Pre-delivery payments financing with GY Aviation Lease 1714 Co. Limited, with maturity on November 30, 2025, bearing annual interest SOFR plus a spread of 425 basis points.		15,880		—

VIII.	Pre-delivery payments financing with Incline II B Shannon 18 Limited, with maturity on May 31, 2025, bearing annual interest SOFR plus a spread of 390 basis points.		48,048		—

IX.	Pre-delivery payments financing with Oriental Leasing 6 Company Limited, with maturity on May 31, 2026, bearing annual interest of SOFR plus a spread of 200 basis points.		7,382		—

X.	The company acquired a short-term working capital facility with Banco Actinver S.A, Institución de banca multiple (“Actinver”) with national currency, bearing annual interest rate at TIIE plus 250 basis points.		7,747		—

XI.	Transaction costs to be amortized		(1,034)		(1,526)

XII.	Accrued interest and other financial cost		1,875		1,090
			273,035		304,937
	Less: Short-term maturities		112,148		196,898
	Long-term Financial debt	US$	160,887	US$	108,039

Schedule of principal payments of financial debt and accrued interest

			January 2024-		January 2025-
	Within one		December		December		January 2026-
	year		2024		2025		onwards		Total
Santander/Bancomext (1)	US$	12,364	US$	18,030	US$	8,655	US$	—	US$	39,049
Banco Sabadell S.A.		10,421		—		—		—		10,421
CEBUR program(2)		30,577		38,738		25,824		21,520		116,659
JSA International U.S. Holdings, LLCA		25,272		3,159		—		—		28,431
GY Aviation Lease 1714 Co. Limited		—		15,880		—		—		15,880
Incline II B Shannon 18 Limited		25,788		22,592		—		—		48,380
Oriental Leasing 6 Company Limited		76		—		7,382		—		7,458
Actinver		7,791		—		—		—		7,791
Financial debt		112,289		98,399		41,861		21,520		274,069
Projected interest		22,242		9,428		4,312		1,033		37,015
Total	US$	134,531	US$	107,827	US$	46,173	US$	22,553	US$	311,084

(1)	Revolving line of credit with Banco Santander S.A. and Banco Nacional de Comercio Exterior, S.N.C., Institución de Banca de Desarrollo contracted on June 8, 2022.
(2)	Every Trust Note (CEBUR) issuance has a 10% CAP on TIIE 28 to limit interest payments to increasing rates.

Schedule of changes in liabilities from financing activities

							Foreign		Current vs non-
	January 1,		Net cash		Accrued*		exchange		current				Conversion		December 31,
	2022		Flows		Interest		movement		reclassification		Other		effects		2022
Current interest-bearing loans and borrowings	US$	196,898	US$	(152,984)	US$	761	US$	739	US$	65,063	US$	124	US$	1,547	US$	112,148
Non-current interest -bearing loans and borrowings		108,039		111,776		—		—		(65,063)		442		5,693		160,887
Total liabilities from financing activities	US$	304,937	US$	(41,208)	US$	761	US$	739	US$	—	US$	566	US$	7,240	US$	273,035

							Foreign		Current vs non-
	January 1,		Net cash		Accrued*		exchange		current				Conversion		December 31,
	2021		Flows		Interest		movement		reclassification		Other		effects		2021
Current interest-bearing loans and borrowings	US$	78,145	US$	(60,322)	US$	142	US$	3,794	US$	179,355	US$	—	US$	(4,216)	US$	196,898
Non-current interest -bearing loans and borrowings		190,276		99,759		—		1,734		(179,355)		356		(4,731)		108,039
Total liabilities from financing activities	US$	268,421	US$	39,437	US$	142	US$	5,528	US$	—	US$	356	US$	(8,947)	US$	304,937

* This balance is net of interest provisions and interest effectively paid as of December 31, 2022 and 2021, respectively.